Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.17%	(2.15%)	1.26%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.60%	5.79%	7.62%
Morningstar World Allocation Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.04%	6.56%	7.14%
A
Prospectus [Line Items]
Average Annual Return, Percent		11.35%	4.40%	6.16%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.15%	2.85%	4.99%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.26%	2.98%	4.58%
C
Prospectus [Line Items]
Average Annual Return, Percent		14.71%	4.56%	6.00%
R
Prospectus [Line Items]
Average Annual Return, Percent		16.12%	4.92%	6.20%
IS
Prospectus [Line Items]
Average Annual Return, Percent		16.92%	5.68%	6.96%
R6
Prospectus [Line Items]
Average Annual Return, Percent		16.96%	5.70%	6.96%

[1]	The MSCI ACWI Index is a broad-based benchmark that captures large and mid cap representation across 23 Developed Markets and 24 Emerging Markets countries.
[2]	The Bloomberg Global Aggregate Bond Index is a broad-based benchmark that measures global investment-grade debt from 28 local currency markets.
[3]	The Blended Index is a custom blended index comprised of 60% of the MSCI All Country World Index and 40% of the Bloomberg Global Aggregate Index. The MSCI All Country World Index captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The Bloomberg Global Aggregate Index is a measure of global investment-grade debt from twenty-four different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.